Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes (Textual)
Net operating loss carry-forwards	$ 40,329,428	$ 21,191,279
Valuation allowance increased	$ 3,098,198	$ 2,054,381	$ 999,619
Hong Kong [Member]
Income Taxes (Textual)
Income tax, description	Under the two-tiered profits tax rate regime, the first $2 million of assessable profits of qualifying corporations is taxed at 8.25% and the remaining assessable profits at 16.5%. The Ordinance is effective from the year of assessment 2018-2019. According to the policy, if no election has been made, the whole of the taxpaying entity’s assessable profits will be chargeable to Profits Tax at the rate of 16.5% or 15%, as applicable. Because the preferential tax treatment is not elected by the Group, all the subsidiaries registered in Hong Kong are subject to income tax at a rate of 16.5%.
Net operating loss carry-forwards	$ 439,345
Statutory income tax rate	(16.50%)
Tax carried forward other losses	5 years
United Kingdom [Member]
Income Taxes (Textual)
Income tax, description	All the United Kingdom subsidiaries that are not entitled to any tax holiday were subject to income tax at a rate of 19%. The subsidiary in United Kingdom did not have assessable profits that were derived from United Kingdom during the years ended December 31, 2019 and 2018.
Singapore [Member]
Income Taxes (Textual)
Income tax, description	All the Singapore subsidiaries that are not entitled to any tax holiday were subject to income tax at a rate of 17%. The subsidiary in Singapore did not have assessable profits that were derived from Singapore during the years ended December 31, 2019 and 2018.
Seychelles [Member]
Income Taxes (Textual)
Income tax, description	All the Seychelles subsidiaries that are not entitled to any tax holiday were subject to income tax at a rate of 25%. The subsidiary in Seychelles did not have assessable profits that were derived from Seychelles during the years ended December 31, 2019 and 2018.
Samoa [Member]
Income Taxes (Textual)
Income tax, description	All the Samoa subsidiaries that are not entitled to any tax holiday were subject to income tax at a rate of 27%. The subsidiary in Samoa did not have assessable profits that were derived from Samoa during the years ended December 31, 2019 and 2018.
United States (Nevada) [Member]
Income Taxes (Textual)
Income tax, description	All the United States subsidiaries in Nevada that are not entitled to any tax holiday were subject to income tax at a rate of 21%. The subsidiary in the United States did not have assessable profits that were derived from the United States during the years ended December 31, 2019 and 2018.